SHARE CAPITAL - Disclosure of deferred share units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Deferred share units outstanding, beginning of period	1,266,199	889,385
Deferred share units outstanding, weighted average grant price, beginning of period	$ 3.00	$ 3.36
Deferred share units, granted	82,566	376,814
Deferred share units, granted, weighted average grant price	$ 6.90	$ 2.16
Deferred share units outstanding, end of period	1,348,765	1,266,199
Deferred share units outstanding, weighted average grant price, end of period	$ 3.24	$ 3.00
Deferred share units, fair value	1,348,765	1,266,199
Deferred share units, fair value, weighted average grant price	$ 5.35	$ 6.43